Net Loss From Continuing Operations - Employee Benefits Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Short-term benefits	$ 70,205	$ 66,913	$ 66,210
Defined contribution plans	2,982	2,985	2,349
Share-based payments	5,038	0	0
Termination benefits	86	292	119
Total employee benefits expense	78,311	70,190	68,678
Cost of revenue
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	24,417	23,007	21,164
Selling and marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	17,457	17,700	17,119
General and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	13,908	11,141	12,231
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	$ 22,529	$ 18,342	$ 18,164